Investments in subsidiaries - Assets acquired and liabilities assumed in previous fiscal year (Details) $ in Thousands	Sep. 30, 2023 CAD ($)
Disclosure of detailed information about borrowings [line items]
Current assets	$ 171,269
PP&E (Note 6)	8,164
Right-of-use assets (Note 7)	22,114
Intangible assets1 (Note 9)	110,647
Goodwill	630,848
Current liabilities	(164,100)
Lease liabilities	(23,181)
Identifiable assets acquired, net, excluding cash and cash equivalents	586,652
Cash acquired	71,966
Net assets acquired	658,618
Consideration paid	639,192
Consideration payable	$ 19,426